Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases
Years ending December 31,
RMB
2017	198,556
2018	158,909
2019	140,287
2020	107,696
2021	92,936
2022 and after	514,173

Total lease commitment	1,212,557